Property, plant and equipment - Right-of-use Assets Rollforward (Details) $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	$ 0
Right-of-use assets	15,090
Property
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	0
Right-of-use assets	14,921
Office equipment
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	0
Right-of-use assets	67
Vehicle
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	0
Right-of-use assets	102
Cost
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	23,614
Additions	1,191
Effect of movements in exchange rates	(11)
Right-of-use assets	24,794
Cost | Property
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	23,427
Additions	1,147
Effect of movements in exchange rates	(6)
Right-of-use assets	24,568
Cost | Office equipment
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	76
Additions	13
Effect of movements in exchange rates	(5)
Right-of-use assets	84
Cost | Vehicle
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	111
Additions	31
Effect of movements in exchange rates	0
Right-of-use assets	142
Accumulated depreciation
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	(7,173)
Depreciation	2,536
Effect of movements in exchange rates	(5)
Right-of-use assets	(9,704)
Accumulated depreciation | Property
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	(7,173)
Depreciation	2,474
Effect of movements in exchange rates	0
Right-of-use assets	(9,647)
Accumulated depreciation | Office equipment
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	0
Depreciation	22
Effect of movements in exchange rates	(5)
Right-of-use assets	(17)
Accumulated depreciation | Vehicle
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	0
Depreciation	40
Effect of movements in exchange rates	0
Right-of-use assets	$ (40)